Operating expenses - Other Operating Income (Expense), Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure Of Operating Expenses [Line Items]
Contract termination indemnities	€ 5,414		€ 0
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure Of Operating Expenses [Line Items]
Contract termination indemnities	€ 5,400	$ 6.5